FRANKLIN TEMPLETON INVESTMENTS
                       One Franklin Parkway
                        San Mateo, CA 94403



November 4, 2005


Filed Via EDGAR (CIK #0000773478)
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE TRUST
           File Nos. 002-99112 and 811-04356

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 28, 2005.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE TRUST



/s/ David P. Goss
Senior Associate General Counsel

DPG/jg

cc:   Bruce G. Leto, Esq.